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                          BABSON ENTERPRISE FUND, INC.
                         BABSON ENTERPRISE FUND II, INC.
                             BABSON VALUE FUND, INC.
                  BABSON-STEWART IVORY INTERNATIONAL FUND, INC.
                        DAVID L. BABSON GROWTH FUND, INC.
                             D.L. BABSON BOND TRUST
                       D.L. BABSON MONEY MARKET FUND, INC.
                     D.L. BABSON TAX-FREE INCOME FUND, INC.
                             SHADOW STOCK FUND, INC.

                        SUPPLEMENT DATED JANUARY 9, 2004
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 7, 2003


                          SUPPLEMENT TO THE PROSPECTUS

The investment manager of each of the funds listed above (each a "Fund," and collectively the "Funds") has proposed, and the Board of Directors/Trustees (the "Board") of each of the Babson Funds recently approved, certain matters which could affect the Funds in which you invest or are considering making an investment. These matters are described below. Shareholders and prospective shareholders should keep a copy of this supplement for future reference.

Consolidation of Investment Advisory Activities
-----------------------------------------------

On May 1, 2003, Jones & Babson, Inc. ("J&B") was acquired by RBC Dain Rauscher Corporation. As a result of the acquisition, J&B became an affiliate of Voyageur Asset Management Inc. ("Voyageur"). Like J&B, Voyageur is a subsidiary of RBC Dain Rauscher Corporation and a registered investment advisor. On December 31, 2003, for ease of administration, RBC Dain Rauscher Corporation consolidated the investment advisory activities of its two subsidiaries (J&B and Voyageur) into a single entity, which uses the Voyageur name.

As a part of this consolidation, Voyageur became the investment advisor of the Funds. This change did not impact the investment style of the Funds or the day-to-day management of the Funds. All key management personnel of the Funds remained the same, and the Funds' sub-advisors did not change. At the same time, Voyageur replaced J&B as the administrator of the Funds. This change did not affect the administrative services being provided to the Funds. J&B continues to serve as the Funds' distributor.

Voyageur has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402. As noted above, Voyageur is a wholly-owned subsidiary of RBC Dain Rauscher Corporation, which maintains its offices at Dain Bosworth Plaza, 60 South Sixth Street, Minneapolis, Minnesota 55402. RBC Dain Rauscher Corporation is a wholly-owned subsidiary of Royal Bank of Canada ("RBC"), which maintains its offices at 200 Bay Street, Toronto, Ontario, Canada M5J 2J5 A6 00000. RBC is a diversified financial services company that provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, online banking and transaction processing on a global basis. As of October 31, 2003, RBC employs approximately 60,000 people who serve approximately 12 million personal, business and public sector customers in North America and in some 30 countries around the world.



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Integration Initiative
----------------------

Voyageur has undertaken an initiative (the "integration initiative") to integrate its financial services operations by simplifying the existing lineup of funds for which it serves as investment advisor and standardizing current investment operations. This integration initiative involves reducing the number of funds (by combining similar funds), closing under-performing funds, and simplifying administration by integrating the remaining funds under a single legal entity and single board of trustees. A final step is to rename all the funds with a common name, the Tamarack Funds. This renaming will allow the funds' distributor to provide improved marketing and sales support to the funds by focusing resources on supporting a single name in the marketplace.

Upcoming Proxy Solicitation for Babson Enterprise Fund, Inc., Babson Enterprise
-------------------------------------------------------------------------------
Fund II, Inc., Babson Value Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc.
------------------------------------------------------------------------------
and Shadow Stock Fund, Inc.
---------------------------

As a part of the integration initiative described above, the Board recently approved several matters applicable to Babson Enterprise Fund, Babson Enterprise Fund II, Babson Value Fund, D.L. Babson Tax-Free Income Fund and Shadow Stock Fund and called a special meeting ("Meeting") of the shareholders of the Funds to consider these matters. The Meeting is scheduled to occur on March 15, 2004 and only shareholders of record of the Funds on January 15, 2004 will be entitled to vote (whether via proxy or in person) at the Meeting. Shareholders entitled to vote at the Meeting will be mailed proxy materials beginning on or about January 22, 2004.

The specific matters on which shareholders of Babson Enterprise Fund, Babson Enterprise Fund II, Babson Value Fund, D.L. Babson Tax-Free Income Fund and Shadow Stock Fund will be asked to vote, which may also be referred to as proposals, are as follows:

1. To approve the election of nine individuals to serve on the Board of each Fund.

2. To approve a proposed Agreement and Plan of Reorganization ("Plan") pursuant to which each Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly created Delaware statutory trust.

3. To approve the modification of each Fund's fundamental investment policies/restrictions as part of an effort to modernize such investment policies/restrictions and increase the Funds' investment flexibility.

4. To approve the reclassification of each Fund's general investment policies as non-fundamental policies.

5. To ratify the selection of Deloitte & Touche LLP as independent auditors of the Funds for the current fiscal year.

The Tamarack Funds Trust will be organized as a Delaware statutory trust and is expected to consist of seventeen separate portfolios, which will be named the Tamarack Funds. Pursuant to the terms of the Plan, each Fund would be reorganized into a corresponding Tamarack Fund:


                                       2
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EXISTING BABSON FUND                        NEW TAMARACK FUND

Babson Enterprise Fund                      Tamarack Enterprise Fund

Babson Enterprise Fund II                   Tamarack Enterprise Small Cap Fund

Babson Value Fund                           Tamarack Value Fund

D.L. Babson Tax-Free Income Fund            Tamarack Tax-Free Income Fund

Shadow Stock Fund                           Tamarack Micro Cap Fund

If the Plan is approved by shareholders, and certain other conditions are satisfied, the reorganization transaction ("Reorganization") is scheduled to occur on or about March 31, 2004. The value of a shareholder's account would not change as a result of the Reorganization. Immediately after the Reorganization, a shareholder of a Fund will own Class S shares of the corresponding Tamarack Fund that are equal in number and value to the shares of the Fund that were held by that shareholder immediately prior to the Reorganization. The closing of the Reorganization would be conditioned upon, among other things, receiving an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Voyageur has agreed to bear all ordinary costs and expenses of the Reorganization, and there are not expected to be any extraordinary costs or expenses.

Certain operational features of the Tamarack Funds may differ from those of the corresponding Babson Funds. For example, certain Tamarack Funds may offer multiple classes of shares. In addition, the Tamarack Funds (other than the money market Tamarack Funds) intend to impose a redemption fee as part of continuing efforts to deter market timing. As of the date of this supplement, Babson Enterprise Fund, Babson Enterprise Fund II, and Shadow Stock Fund generally impose, on shares purchased on or after February 1, 2003, a redemption fee of 2% of the value of such shares when redeemed or exchanged within 180 days of purchase. The other Babson Funds do not impose a redemption fee as of the date of this supplement. It is expected that all non-money market Tamarack Funds generally will impose a redemption fee of 2% of the value of shares purchased on or after April 1, 2004 that are redeemed or exchanged within 30 days of purchase. The Tamarack Funds redemption fee is not expected to apply to shares purchased through reinvested distributions (dividends and capital gains) or through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one-person retirement plans).

Upcoming Proxy Solicitation for David L. Babson Growth Fund, Inc.
-----------------------------------------------------------------

As a part of the integration initiative described above, the Board recently approved several matters applicable to David L. Babson Growth Fund (the "Growth Fund") and called a special meeting ("Meeting") of the shareholders of the Fund to consider these matters. The Meeting is scheduled to occur on March 15, 2004 and only shareholders of record of the Fund on January 15, 2004 will be entitled to vote (whether via proxy or in person) at the Meeting. Shareholders entitled to vote at the Meeting will be mailed proxy materials beginning on or about January 22, 2004.


                                       3


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The specific matters on which shareholders of the Growth Fund will be asked to vote, which may also be referred to as proposals, are as follows:

1. To approve an Agreement and Plan of Reorganization (the "Plan") for the Growth Fund. Under the Plan, (a) all of the assets of the Growth Fund would be transferred to the RBC Large Cap Equity Fund (the "Large Cap Equity Fund"), a series of RBC Funds, Inc.; (b) all of the liabilities of the Growth Fund would be assumed by the Large Cap Equity Fund; (c) each shareholder of the Growth Fund would be issued shares of the Large Cap Equity Fund in an amount equal to the value of the shareholder's holdings in the Growth Fund immediately prior to the reorganization transaction (the "Reorganization"); and (d) the Growth Fund would be liquidated.

2. To approve the election of nine individuals to serve on the Board of the Fund.

3. To ratify the selection of Deloitte & Touche LLP as independent auditors of the Fund for the current fiscal year.

If approved by shareholders, the Reorganization is expected to take place on or about March 31, 2004.

Shareholders of the Large Cap Equity Fund are being asked to approve a proposed Agreement and Plan of Reorganization pursuant to which the Large Cap Equity Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust. For information about the Tamarack Funds, please refer to the description above under "Upcoming Proxy Solicitation for Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc. and Shadow Stock Fund, Inc."

Upcoming Proxy Solicitation for Portfolios L and S of D.L. Babson Bond Trust
----------------------------------------------------------------------------

As a part of the integration initiative described above, the Board recently approved several matters applicable to Portfolios L and S of D.L. Babson Bond Trust (the "Portfolios") and called a special meeting ("Meeting") of the shareholders of each Portfolio to consider these matters. The Meeting is scheduled to occur on March 15, 2004 and only shareholders of record of each Portfolio on January 15, 2004 will be entitled to vote (whether via proxy or in person) at the Meeting. Shareholders entitled to vote at the Meeting will be mailed proxy materials beginning on or about January 22, 2004.

The specific matters on which shareholders of each Portfolio will be asked to vote, which may also be referred to as proposals, are as follows:

1. To approve an Agreement and Plan of Reorganization (the "Plan") for the applicable Portfolio. Under the Plan, (a) all of the assets of the Portfolio would be transferred to the RBC Quality Income Fund (the "Quality Income Fund"), a series of RBC Funds, Inc.; (b) all of the liabilities of the Portfolio would be assumed by the Quality Income Fund; (c) each shareholder of the Portfolio would be issued shares of the Quality Income Fund in an amount equal to the value of the shareholder's holdings in the Portfolio immediately prior to the reorganization transaction (the "Reorganization"); and (d) the Portfolio would be liquidated.

2. To approve the election of nine individuals to serve on the Board of D.L. Babson Bond Trust.


                                       4

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3.   To ratify the selection of Deloitte & Touche LLP as independent auditors of the Portfolios for the current fiscal year.

If approved by shareholders, the Reorganization is expected to take place on or about March 31, 2004.

Shareholders of the Quality Income Fund are being asked to approve a proposed Agreement and Plan of Reorganization pursuant to which the Quality Income Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust. For information about the Tamarack Funds, please refer to the description above under "Upcoming Proxy Solicitation for Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc. and Shadow Stock Fund, Inc."

Upcoming Proxy Solicitation for D.L. Babson Money Market Fund, Inc.
-------------------------------------------------------------------

As a part of the integration initiative described above, the Board recently approved several matters applicable to D.L. Babson Money Market Fund (the "Money Market Fund") and called a special meeting ("Meeting") of the shareholders of the Fund to consider these matters. The Meeting is scheduled to occur on March 15, 2004 and only shareholders of record of the Fund on January 15, 2004 will be entitled to vote (whether via proxy or in person) at the Meeting. Shareholders entitled to vote at the Meeting will be mailed proxy materials beginning on or about January 22, 2004.

The specific matters on which shareholders of the Money Market Fund will be asked to vote, which may also be referred to as proposals, are as follows:

1. To approve an Agreement and Plan of Reorganization (the "Plan") for the Fund. Under the Plan, (a) all of the assets of the Money Market Fund would be transferred to the Great Hall Prime Money Market Fund (the "Prime Fund"), a series of Great Hall Investment Funds, Inc.; (b) all of the liabilities of the Money Market Fund would be assumed by the Prime Fund;
     (c) each shareholder of the Money Market Fund would be issued shares of the Prime Fund in an amount equal to the value of the shareholder's holdings in the Money Market Fund immediately prior to the reorganization transaction (the "Reorganization"); and (d) the Money Market Fund would be liquidated.

2. To approve the election of nine individuals to serve on the Board of the Fund.

3. To ratify the selection of Deloitte & Touche LLP as independent auditors of the Fund for the current fiscal year.

If approved by shareholders, the Reorganization is expected to take place on or about March 31, 2004.

Shareholders of the Prime Fund are being asked to approve a proposed Agreement and Plan of Reorganization pursuant to which the Prime Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust. For information about the Tamarack Funds, please refer to the description above under "Upcoming Proxy Solicitation for Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc. and Shadow Stock Fund, Inc."


                                       5
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Upcoming Proxy Solicitation for Babson-Stewart Ivory International Fund, Inc.
-----------------------------------------------------------------------------

As a part of the integration initiative described above, the Board recently approved several matters applicable to Babson-Stewart Ivory International Fund (the "International Fund") and called a special meeting ("Meeting") of the shareholders of the Fund to consider these matters. The Meeting is scheduled to occur on March 15, 2004 and only shareholders of record of the Fund on January 15, 2004 will be entitled to vote (whether via proxy or in person) at the Meeting. Shareholders entitled to vote at the Meeting will be mailed proxy materials beginning on or about January 22, 2004.

The specific matters on which shareholders of the International Fund will be asked to vote, which may also be referred to as proposals, are as follows:

1. To approve the proposed plan of Liquidation and Dissolution (the "Plan") pursuant to which the International Fund will liquidate and dissolve and its net assets will be ratably distributed among its shareholders.

2. To approve the election of nine individuals to serve on the Board of the Fund.

3. To ratify the selection of Deloitte & Touche LLP as independent auditors of the Fund for the current fiscal year.

Amendment to "Management and Investment Advisor" Section of Prospectus
-----------------------------------------------------------------------

Replace the last paragraph on page 11 of the prospectus with the following:

Under the Investment Counsel Agreements, Voyageur employs at its own expense David L. Babson & Company Inc., an investment advisory firm founded in 1940 and located at One Memorial Drive, Cambridge, Massachusetts 02142, as the investment sub-advisor with responsibility for day-to-day management of the assets of all but one of the Babson Funds. For the Babson-Stewart Ivory International Fund, Voyageur employs at its own expense S. I. International Assets, located at One Memorial Drive, Cambridge, Massachusetts 02142, as the investment sub-advisor with responsibility for day-to-day management of the assets of that Fund.



                                       6

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                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

The following replaces the first sentence under the heading "Portfolio Transactions" on pages 17-18:

         Decisions to buy and sell securities for the Funds are made by David
         L. Babson & Company Inc. (often "David L. Babson") and S.I. International Assets (the "Investment Advisors"), under the supervision of Voyageur Asset Management Inc.


On page 32, under the heading "Management of the Funds," delete the last two sentences of the fourth paragraph (the paragraph that begins with "S.I. International Assets").



The following replaces the entire "Independent Auditors" section on pages 43-44:

         INDEPENDENT AUDITORS

         The Funds' financial statements are audited annually by independent auditors approved by the Board of Directors each year, and, in years in which an annual meeting is held, the Board of Directors may submit their selection of independent auditors to the shareholders for ratification. For the fiscal year ended June 30, 2003, PricewaterhouseCoopers LLP ("PwC") served as the Funds' independent auditor. In July and August 2003, a PwC affiliate in Canada provided certain prohibited non-audit services for the benefit of a Canadian subsidiary of Royal Bank of Canada, the indirect parent company of Jones & Babson and Voyageur Asset Management Inc. PwC represented to the Funds that although the provision of these services may have impaired their independence under SEC rules, PwC personnel working on the audit of the Funds for the fiscal years ended June 30, 2003 had no knowledge of the situation in Canada until after the audit of the Funds had been completed and the audited financial statements had been sent to Fund shareholders. As a result of the PwC affiliate in Canada's provision of these services, PwC declined to seek appointment as independent auditors for the Funds for the fiscal year ending June 30, 2004. On November 24, 2003, the Board of Directors selected Deloitte & Touche LLP, 180 N. Stetson, Chicago, Illinois 60601, to serve as the independent auditors for the Funds for the fiscal year ending June 30, 2004.




                                       7